RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 73.9%
	FOOD - 0.7%
34,895	Darling Ingredients, Inc.(a)	$ 2,417,526

	OIL & GAS PRODUCERS - 73.2%
438,605	AltaGas Ltd.	9,772,124
1,493,325	Cenovus Energy, Inc.	28,492,641
114,848	Cheniere Energy, Inc.	17,178,964
164,734	Enbridge, Inc.	7,401,499
592,862	Equitrans Midstream Corporation	4,653,967
324,560	Keyera Corporation	8,412,322
779,364	Kinder Morgan, Inc.	14,020,758
185,694	Marathon Petroleum Corporation	17,020,712
573,435	Pembina Pipeline Corporation	21,893,748
184,606	Phillips 66	16,429,934
1,608,833	Plains GP Holdings, L.P., Class A	18,002,841
496,808	Suncor Energy, Inc.	16,861,663
285,179	Targa Resources Corporation	19,708,721
88,390	TC Energy Corporation	4,712,955
149,475	Valero Energy Corporation	16,557,346
612,671	Viper Energy Partners, L.P.	18,833,506
419,832	Williams Companies, Inc. (The)	14,312,073
		254,265,774

	TOTAL COMMON STOCKS (Cost $170,476,701)	256,683,300

	MASTER LIMITED PARTNERSHIPS — 24.1%
	METALS & MINING - 3.1%
497,080	Alliance Resource Partners, L.P.	10,891,023

	OIL & GAS PRODUCERS - 21.0%
2,156,505	Energy Transfer, L.P.	24,390,072
640,577	Enterprise Products Partners, L.P.	17,122,623
164,343	Magellan Midstream Partners, L.P.	8,463,664
67,627	Sunoco, L.P.	2,797,053

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 24.1% (Continued)
	OIL & GAS PRODUCERS - 21.0% (Continued)
751,885	Western Midstream Partners, L.P.	$ 20,142,999
		72,916,411

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $63,497,315)	83,807,434

	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
7,509,291	First American Government Obligations Fund, Class X, 1.70% (Cost $7,509,291)(b)	7,509,291

	TOTAL INVESTMENTS - 100.2% (Cost $241,483,307)	$ 348,000,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(667,400)
	NET ASSETS - 100.0%	$ 347,332,625

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.